Quarterly Financial Data (Schedule Of Quarterly Financial Data) (Details) (USD $)	3 Months Ended													12 Months Ended
	Dec. 31, 2011		Oct. 01, 2011		Jul. 02, 2011		Apr. 02, 2011	Jan. 01, 2011		Oct. 02, 2010		Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Quarterly Financial Data [Line Items]
Net sales	$ 1,406,874,000		$ 1,382,558,000		$ 1,446,751,000		$ 1,375,513,000	$ 1,350,401,000		$ 1,239,905,000		$ 1,312,769,000	$ 1,261,696,000	$ 5,611,696,000	$ 5,164,771,000	$ 4,681,273,000
Gross profit	1,004,143,000	[1]	1,012,443,000	[2]	1,051,828,000	[3]	1,011,071,000	946,580,000	[4]	900,086,000		967,467,000	940,527,000	4,079,485,000	3,754,660,000	3,427,888,000
Net earnings	124,999,000	[5]	226,472,000	[6]	240,894,000	[7]	233,428,000	206,444,000	[8]	208,385,000	[9]	254,038,000	238,569,000	825,793,000	907,436,000	777,226,000
Basic net earnings per share	$ 0.39		$ 0.70		$ 0.73		$ 0.72	$ 0.62		$ 0.63		$ 0.78	$ 0.73	$ 2.55	$ 2.76	$ 2.28
Diluted net earnings per share	$ 0.39		$ 0.69		$ 0.72		$ 0.71	$ 0.62		$ 0.63		$ 0.77	$ 0.73	$ 2.52	$ 2.75	$ 2.26
Income tax benefit								19,700,000
IPR&D charges of certain pre-development technology assets														4,400,000	12,244,000	5,842,000
After tax IPR&D charges of certain pre-development technology assets										12,200,000		2,800,000
After tax special charges for intangible asset impairment charges	30,400,000
After-tax accounts receivable allowance charges for collection risk in Europe														38,400,000
After-tax inventory obsolescence charges								17,400,000
Inventory obsolescence charges								27,900,000
Investment impairment charges															5,222,000	8,300,000
Income tax benefit federal research and development tax credit								19,700,000
After-tax legal settlement charges								15,300,000
CRM Business [Member]
Quarterly Financial Data [Line Items]
Pre-tax special charges associated with restructuring actions to realign activities					11,000,000
After-tax special charges associated with restructuring actions to realign activities					29,000,000
CRM Business And Sales And Selling Support Organizations [Member]
Quarterly Financial Data [Line Items]
Pre-tax special charges associated with restructuring actions to realign activities	29,300,000		7,200,000
After-tax special charges associated with restructuring actions to realign activities	$ 71,000,000		$ 20,900,000

[1]	Includes pre-tax special charges of $29.3 million associated with restructuring actions to realign certain activities in our CRM business and our sales and selling support organizations.
[2]	Includes pre-tax special charges of $7.2 million associated with restructuring actions to realign certain activities in our CRM business and our sales and selling support organizations.
[3]	Includes pre-tax special charges of $11.0 million associated with restructuring activities to realign certain activities in the Company's CRM business.
[4]	Includes pre-tax special charges of $27.9 million primarily related to inventory obsolescence charges resulting from excess ICD inventory.
[5]	Includes after-tax special charges of $71.0 million related to restructuring actions to realign certain activities in our CRM business and our sales and selling support organizations, after-tax special charges of $30.4 million for intangible asset impairment charges and $38.4 million of after-tax accounts receivable allowance charges for collection risk in Europe.
[6]	Includes after-tax special charges of $20.9 million related to restructuring actions to realign certain activities in our CRM business and our sales and selling support organizations.
[7]	Includes after-tax special charges of $29.0 million associated with restructuring activities to realign certain activities in the Company's CRM business and after-tax IPR&D charges of $2.8 million associated with the Company's acquisition of certain pre-development technology assets.
[8]	Includes after-tax special charges of $17.4 million primarily related to inventory obsolescence charges resulting from excess ICD inventory; after-tax special charges of $15.3 million in connection with the settlement of a U.S. Department of Justice investigation; and an after-tax impairment charge of $5.2 million related to a cost method investment deemed to be other-than-temporarily impaired. Partially offsetting these after-tax charges is a $19.7 million income tax benefit related to the federal research and development tax credit extended in the fourth quarter of 2010 retroactive to the beginning of the year.
[9]	Includes after-tax IPR&D charges of $12.2 million related to the Company's purchase of certain pre-development technology assets.